Shareholder Fees {- Fidelity Sustainability U.S. Equity ETF}	Nov. 29, 2021 USD ($)
09.30 Fidelity Sustainability U.S. Equity & Women's Leadership ETFs - Combo PRO-05 | Fidelity Sustainability U.S. Equity ETF
Shareholder Fees:
(fees paid directly from your investment)	none